Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Basic and Diluted Earnings Per Share

The following table presents our basic and diluted earnings per share:

Basic Earnings per Share (Canadian $ in millions, except as noted)	2018	2017	2016
Net income attributable to bank shareholders	5,450	5,348	4,622
Dividends on preferred shares	(184)	(184)	(150)
Net income available to common shareholders	5,266	5,164	4,472
Weighted-average number of common shares outstanding (in thousands)	642,930	649,650	644,049
Basic earnings per share (Canadian $)	8.19	7.95	6.94

Diluted Earnings per Share
Net income available to common shareholders adjusted for impact of dilutive instruments	5,266	5,164	4,472
Weighted-average number of common shares outstanding (in thousands)	642,930	649,650	644,049
Effect of dilutive instruments
Stock options potentially exercisable (1)	5,876	6,859	8,706
Common shares potentially repurchased	(3,893)	(4,548)	(6,629)
Weighted-average number of diluted common shares outstanding (in thousands)	644,913	651,961	646,126
Diluted earnings per share (Canadian $)	8.17	7.92	6.92

(1)

In computing diluted earnings per share, we excluded average stock options outstanding of 1,101,938, 1,330,564 and 1,353,464 with weighted-average exercise prices of $127.45, $182.70 and $238.45 for the years ended October 31, 2018, 2017 and 2016, respectively, as the average share price for the period did not exceed the exercise price.